Decommissioning Liabilities - Schedule of Reconciliation of the Decommissioning Liabilities (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Schedule of Reconciliation of the Decommissioning Liabilities [Abstract]
Balance, beginning of period	$ 19,922	$ 17,444
Liabilities incurred	291	134
Acquisition (Note 3)	14,226
Change in estimates		1,645
Decommissioning costs incurred	(3,583)	(1,133)
Accretion expense	1,786	1,832
Liabilities disposed (Note 4)	(2,676)
Balance, end of period	$ 29,966	$ 19,922